SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Tables)	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule Of Fair Value, Liabilities Measured on Recurring Basis

At March 31, 2023
Description	Level 1	Level 2	Level 3
Derivative	$–	$–	$943,821
Total	$–	$–	$943,821

At June 30, 2022
Description	Level 1	Level 2	Level 3
Derivative	$–	$–	$689,231
Total	$–	$–	$689,231